/SIGNATURE
OTHER-INCLUDED-MANAGER NUMBER 01
BANK MORGAN STANLEY AG
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 02
MORGAN STANLEY DEAN      WITTER ADVISORS INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 03
DEAN WITTER REYNOLDS INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 04
MILLER ANDERSEN & SHERRARD LLP.
FILE-NUMBER 28-729
OTHER-INCLUDED-MANAGER NUMBER 05
MORGAN STANLEY AND CO., INC."
FILE-NUMBER 28-729
OTHER-INCLUDED-MANAGER NUMBER 06
MORGAN STANLEY & CO. INTERNATIONAL LIMITED
FILE-NUMBER 28-01782
OTHER-INCLUDED-MANAGER NUMBER 07
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 08
MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED
FILE-NUMBER 28-3902
OTHER-INCLUDED-MANAGER NUMBER 09
MORGAN STANLEY CAPITAL PARTNERS III. L.P.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 10
MORGAN STANLEY CAPITAL SERVICES INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 11
MORGAN STANLEY LEVERAGED EQUITY FUND II, INC."
FILE-NUMBER 28-3572
OTHER-INCLUDED-MANAGER NUMBER 12
MORGAN STANLEY LEVERAGED EQUITY FUND II, L.P."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 13
MORGAN STANLEY SECURITIES SERVICES INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 14
MORGAN STANLEY VENTURE CAPITAL FUND II, L.P."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 15
MORGAN STANLEY VENTURE CAPITAL II, INC."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 16
MORGAN STANLEY VENTURE PARTNERS II, L.P."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 17
MSCP III, INC."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 18
MSCP III, L.P."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 19
THE MORGAN STANLEY REAL  ESTATE FUND, L.P."
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 20
VAN KAMPEN ASSET MANAGEMENT INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 21
VAN KAMPEN FUNDS INC.
FILE-NUMBER
OTHER-INCLUDED-MANAGER NUMBER 22
VAN KAMPEN INVESTMENT ADVISORY CORP.
FILE-NUMBER
TEXT
I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT
"ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE," "CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS," STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED "ITEMS,STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE" AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D METRONET COMMUNICATIONS        COM              59169Y108        8   150000 SH       DEFINED 05           150000
D OSHAP TECHNOLOGIES             COM              671039105        5   401000 SH       DEFINED 05           401000
D REPUBLIC BANKING CORP          COM              760322107        8   405100 SH       DEFINED 05           405100
D SPR INC                        COM              784922106        2   571800 SH       DEFINED 05           571800
D TRANSAMERICA CORP              COM              893485102       62   866700 SH       DEFINED 05           866700
D UNITED STATES FILTER CORP      COM              911843209       18   600000 SH       DEFINED 05           600000

S REPORT SUMMARY                 6  DATA RECORDS                 103           22 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED